CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net profit (loss)	$ (103,989)	$ (178,885)	$ (11,347)
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Unrealized loss (gain) on foreign currency	(2,875)	382	186
Provision for (benefit from) account receivable allowances	3	268	12
Depreciation and amortization	3,607	1,990	1,360
Amortization of capitalized internal-use software costs	667	446	0
Amortization of deferred contract costs	6,419	4,122	2,175
Remeasurement of convertible preferred share warrant liabilities	0	101,413	3,850
Remeasurement of convertible preferred share tranche rights	0	21,260	1,959
Share-based compensation expense	67,467	33,358	7,945
Operating Lease, Right-of-Use Asset, Amortization Expense	4,211	0	0
Interest Income, Deposit with Financial Institution, Increase (Decrease)	(4,613)	0	0
Ordinary share warrants issued to a customer	1,535	777	0
Other	180	(121)	(9)
Changes in operating assets and liabilities:
Accounts receivable	(1,715)	1,440	(12,568)
Deferred contract acquisition costs	(9,707)	(7,744)	(6,462)
Prepaid expenses and other assets	4,026	(15,079)	(3,235)
Accounts payable	1,931	(832)	(3,707)
Accrued compensation and benefits	291	8,398	6,500
Guarantee obligations	249	(333)	3,308
Provision for chargebacks, net	(40)	1,438	4,126
Increase (Decrease) in Operating Lease Liability	(2,609)	0	0
Accrued expenses and other liabilities	8,710	7,424	2,787
Net cash provided by (used in) operating activities	(26,252)	(20,278)	(3,120)
Cash flows from investing activities:
Purchases of short-term deposits	(463,750)	(110,000)	(14,000)
Maturities of short-term deposits	261,750	39,063	0
Purchases of property and equipment	(6,126)	(12,254)	(1,507)
Capitalized software development costs	(1,886)	(1,250)	(1,454)
Net cash provided by (used in) investing activities	(210,012)	(84,441)	(16,961)
Cash flows from financing activities:
Proceeds from issuance of convertible preferred shares and warrants, net of issuance costs	0	26,781	53,559
Proceeds from cash exercise of series E-1 convertible preferred share warrants	0	6,489	0
Proceeds from exercise of share options	4,059	2,948	642
Proceeds from initial public offering, net of underwriting discounts and commissions	0	392,273	0
Payments of deferred offering costs	(204)	(5,302)	(176)
Net cash provided by (used in) financing activities	3,855	423,189	54,025
Effects of exchange rates on cash, cash equivalents, and restricted cash	(1,701)	0	0
Net increase (decrease) in cash, cash equivalents, and restricted cash	(234,110)	318,470	33,944
Cash, cash equivalents, and restricted cash—beginning of period	425,127	106,657	72,713
Cash, cash equivalents, and restricted cash—end of period	191,017	425,127	106,657
Supplemental disclosures of cash flow information:
Cash paid for interest	0	0	4
Cash paid for income taxes	18	647	1,176
Payments for Rent	4,357	0	0
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	792	0	0
Supplemental disclosures of noncash investing and financing activities:
Purchases of property and equipment during the period included in accounts payable and accrued expenses	926	2,042	184
Share-based compensation capitalized for software development	299	131	52
Software development costs, accrued but not paid	0	485	172
Deferred offering costs accrued but not paid	0	204	369
Conversion of convertible preferred shares into Class A ordinary shares upon IPO	0	291,296	0
Reclassification of convertible preferred share warrants upon IPO	0	110,502	0
Elimination of ordinary share par value and issuance of Class B ordinary shares upon Recapitalization	0	4	0
Reconciliation of cash, cash equivalents, and restricted cash within the consolidated balance sheets to the amounts shown in the consolidated statements of cash flows above:
Cash and cash equivalents	188,670	418,143	103,609
Restricted cash	2,347	6,984	3,048
Total cash, cash equivalents, and restricted cash	191,017	425,127	106,657
Tranche Rights
Supplemental disclosures of noncash investing and financing activities:
Settlement of convertible preferred share tranche rights	$ 0	$ 23,738	$ 551